Consolidated Shareholders' Equity - Summary of Number of Shares Used to Compute Diluted Earnings Per Share (Detail) - shares shares in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Number Of Shares Used To Compute Diluted Earnings Per Share [Abstract]
Average number of shares outstanding	[1]	1,256.9	1,286.6	1,306.2	[2]
Adjustment for stock options with dilutive effect		2.7	2.6	6.0
Adjustment for restricted shares		7.2	6.8	8.5
Average number of shares used to compute diluted earnings per share	[1]	1,266.8	1,296.0	1,320.7	[2]

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).